Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017